UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-PX

               ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

                Investment Company Act file number   811-21190
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   Citigroup Alternative Investments Multi-Adviser Hedge Fund Portfolios LLC
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               (Exact name of registrant as specified in charter)

                           399 Park Avenue, 7th Floor
                               New York, NY 10043
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               (Address of principal executive offices) (Zip code)

                                Millie Kim, Esq.
                      CitiGroup Alternative Investments LLC
                           399 Park Avenue, 7th Floor
                               New York, NY 10043
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                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (212) 816-4999
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                        Date of fiscal year end: March 31
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             Date of reporting period: July 1, 2003 - June 30, 2004
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Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

                               PROXY VOTING RECORD


                    FOR PERIOD JULY 1, 2003 TO JUNE 30, 2004



During the period covered by this report, no companies in which the registrant held voting securities solicited the registrant's vote on any matter.

                                   SIGNATURES


Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Registrant Citigroup Alternative Investments Multi-Adviser Hedge
           Fund Portfolios LLC
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By (Signature and Title)*    /s/ Clifford De Souza
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                                      Clifford De Souza, President
                                      (Principal Executive Officer)

Date     August 12, 2004
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*Print the name and title of each signing officer under his or her signature.